Earnings Per Share (Computation Of Basic And Diluted Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator: Basic
Net earnings (loss) attributable to common shareholders: Continuing operations - Basic									$ 1,390	$ 6,055	$ (22,581)
Net earnings (loss) attributable to common shareholders: Discontinued operations - Basic									657	3,438	2,893
Net earnings (loss) attributable to common shareholders: Total Basic	$ 3,565	$ 1,816	$ 7,108	$ (10,442)	$ 3,416	$ 10,316	$ (6,517)	$ 2,278	2,047	9,493	(19,688)
Numerator: Diluted
Continuing operations - Diluted									4,480	(3,526)	(22,581)
Discontinued operations - Diluted									657	3,438	2,893
Total Diluted									$ 5,137	$ (88)	$ (19,688)
Denominator
Weighted average number of common shares - Basic									761,112	751,634	599,552
Unvested stock										619
Warrants - Employees										106
Warrants - RES										(61,504)
Weighted average number of common shares - Diluted									5,535,545	3,575,470	599,552
Earnings Per Share
Continuing operations - Basic	$ 4.68	$ 2.41	$ 9.36	$ (14.63)	$ 2.85	$ 13.39	$ (9.88)	$ 1.56	$ 1.82	$ 8.06	$ (37.64)
Discontinued operations - Basic				0.91	1.63	0.20	1.30	1.56	0.85	4.55	4.81
Total - Basic Earnings per Share	4.68	2.41	9.36	(13.72)	4.48	13.59	(8.58)	3.12	2.67	12.61	(32.83)
Continuing operations - Diluted	0.65	0.39	1.17	(14.63)	(0.26)	0.78	(9.88)	(0.91)	0.78	(0.98)	(37.64)
Discontinued operations - Diluted				0.91	0.33	0.07	1.30	0.33	0.13	$ 0.98	4.81
Total - Diluted Earnings per Share	$ 0.65	$ 0.39	$ 1.17	$ (13.72)	$ 0.07	$ 0.85	$ (8.58)	$ (0.58)	$ 0.91		$ (32.83)
Series C Preferred Embedded Derivative [Member]
Numerator: Diluted
Unrealized gain on derivative										$ (7,533)
Warrant Derivative [Member]
Numerator: Diluted
Unrealized gain on derivative										(4,122)
Series C Preferred Stock [Member]
Numerator: Diluted
Dividends on Preferred Stock										$ 2,074
Denominator
Preferred Stock										2,884,615
Series D Preferred Stock [Member]
Numerator: Diluted
Dividends on Preferred Stock									$ 3,090
Denominator
Preferred Stock									4,774,433